Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 20%	Nov. 29, 2023
Fidelity Asset Manager 20% | Return Before Taxes
Average Annual Return:
Past 1 year	(10.21%)
Past 5 years	2.00%
Past 10 years	3.05%
Fidelity Asset Manager 20% | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.46%)
Past 5 years	0.95%
Past 10 years	1.90%
Fidelity Asset Manager 20% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.69%)
Past 5 years	1.22%
Past 10 years	1.99%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0056
Average Annual Return:
Past 1 year	(9.69%)
Past 5 years	1.93%
Past 10 years	2.87%